Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	116,513,304.47	13,702
Yield Supplement Overcollateralization Amount 06/30/22	2,809,330.28	0
Receivables Balance 06/30/22	119,322,634.75	13,702
Principal Payments	7,755,349.24	269
Defaulted Receivables	77,379.24	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	2,512,822.50	0
Pool Balance at 07/31/22	108,977,083.77	13,428

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.10%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,917,660.55	158
Past Due 61-90 days	448,336.45	36
Past Due 91-120 days	130,329.03	9
Past Due 121+ days	0.00	0
Total	2,496,326.03	203

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	99,970.33
Aggregate Net Losses/(Gains) - July 2022	(22,591.09)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.23%
Prior Net Losses/(Gains) Ratio	-0.38%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	-0.32%
Four Month Average	-0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.68%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	20.71

Flow of Funds	$ Amount
Collections	8,210,945.15
Investment Earnings on Cash Accounts	4,020.08
Servicing Fee	(99,435.53)
Transfer to Collection Account	-
Available Funds	8,115,529.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	206,470.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	7,536,220.70
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	286,251.70

Total Distributions of Available Funds	8,115,529.70

Servicing Fee	99,435.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 07/15/22	106,329,038.03
Principal Paid	7,536,220.70
Note Balance @ 08/15/22	98,792,817.33

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-4
Note Balance @ 07/15/22	75,769,038.03
Principal Paid	7,536,220.70
Note Balance @ 08/15/22	68,232,817.33
Note Factor @ 08/15/22	76.6144367%

Class B
Note Balance @ 07/15/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	30,560,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	293,057.30
Total Principal Paid	7,536,220.70
Total Paid	7,829,278.00

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.27000%
Interest Paid	206,470.63
Principal Paid	7,536,220.70
Total Paid to A-4 Holders	7,742,691.33

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2928757
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.5315511
Total Distribution Amount	7.8244268

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.3183318
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	84.6195902
Total A-4 Distribution Amount	86.9379220

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,546,066.61
Investment Earnings	3,316.28
Investment Earnings Paid	(3,316.28)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$558,938.92	$504,561.33	$337,021.81
Number of Extensions	51	43	29
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.39%	0.25%